Options (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Unrecognized compensation cost	$ 0	$ 0	$ 0
Options Outstanding	1,489,500	1,697,638	2,353,829
Share-based compensation arrangement by share-based payment award, options, grants in period	0		0
Options exercised	$ 0	$ 0	$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%
Common shares, outstanding	33,092,665		23,678,105
Employee Stock Option Plan [Member]
Options Outstanding	1,309,000
Share-based compensation arrangement by share-based payment award, options, grants in period	2,000,267
Common shares, outstanding	3,309,267
Lower [Member]
Options granted, term	5 years
Upper [Member]
Options granted, term	10 years